Financial instruments: valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Movement in level 3 assets
Financial assets	£ 690,338		£ 692,673
Trading assets
Movement in level 3 assets
Financial assets	45,974		45,551
Derivatives
Movement in level 3 assets
Financial assets	67,514		£ 78,904
At fair value
Movement in level 3 assets
Financial assets at beginning of period	153,862
Financial assets at end of period	142,163
At fair value | Level 3
Movement in level 3 assets
Financial assets at beginning of period	1,961	£ 2,333
Amounts recorded in the income statement	(63)	(80)
Amount recorded in the statement of comprehensive income	(13)	12
Level 3 transfers in	(7)	(68)
Level 3 transfers out	(274)	(34)
Purchases/Originations	130	160
Settlements/Other decreases	(45)	(24)
Sales	(42)	(175)
Foreign exchange and other adjustments	5	(19)
Financial assets at end of period	1,656	2,105
Amounts recorded in the income statement in respect of balances held at period end - unrealised	120	(81)
At fair value | Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	823	1,007
Amounts recorded in the income statement	(70)	(52)
Level 3 transfers in	(7)	(4)
Level 3 transfers out	(2)	(2)
Purchases/Originations	82	86
Settlements/Other decreases	(38)	(20)
Sales	(40)	(92)
Foreign exchange and other adjustments		(1)
Financial assets at end of period	762	930
Amounts recorded in the income statement in respect of balances held at period end - unrealised	116	(52)
At fair value | Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	223	396
Amounts recorded in the income statement	2	(28)
Level 3 transfers out	(14)	(32)
Purchases/Originations	25	6
Settlements/Other decreases	(7)	(4)
Sales		(58)
Foreign exchange and other adjustments	(1)	(3)
Financial assets at end of period	230	277
Amounts recorded in the income statement in respect of balances held at period end - unrealised		(28)
At fair value | Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	915	930
Amounts recorded in the income statement	5
Amount recorded in the statement of comprehensive income	(13)	12
Level 3 transfers in		(72)
Level 3 transfers out	(258)
Purchases/Originations	23	68
Sales	(2)	(25)
Foreign exchange and other adjustments	6	(15)
Financial assets at end of period	664	898
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 4	£ (1)